Changes in liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Changes in Liabilities Arising from Financing Activities

	Contingent consideration	Lease liability	Bank loan	Novartis Notes	Warrant liability	Deferred cash consideration	Convertible loan notes – private placement	Other	Total
	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s
Carrying value
At January 1, 2019	—	—	19,446	2,038	1,005	2,131	—	34	24,654
Adoption of IFRS 16 (Leases)	—	2,534	—	—	—	—	—	—	2,534
Financing cash flows	—	(2,212)	(1,739)	—	—	—	—	—	(3,951)
Changes in foreign exchange	—	(131)	—	—	—	—	—	—	(131)
Changes in fair values	354	—	—	—	(874)	(477)	—	10	(987)
Interest expense	—	1,314	3,262	20	—	—	—	—	4,596
Gain on modification	—	—	(457)	—	—	—	—	—	(457)
Issuance of equity	—	—	—	(2,058)	—	—	—	—	(2,058)
Acquisition of subsidiary	—	10,689	—	—	—	—	—	—	10,689
Lease term reassessment	—	(290)	—	—	—	—	—	—	(290)

Carrying value at December 31, 2019	354	11,904	20,512	—	131	1,654	—	44	34,599

Settled during the year	(354)	—	(23,412)	—	(127)	—	—	—	(23,893)
Financing cash flows	—	(2,086)	—	2,758	—	—	36,330	18	37,020
Issuance of warrants	—	—	—	—	4,080	—	—		4,080
Interest expense	—	1,085	2,900	438	—	—	1,803	—	6,226
Lease modification	—	(9,547)	—	—	—	—	—	—	(9,547)
Changes in fair values	—	—	—	—	46,691	(129)	63,158	—	109,720
Changes in foreign exchange	—	438	—	—	—	—	—	—	438
Reclassified to equity	—	—	—	—	—	—	(88,345)	—	(88,345)

Carrying value at December 31, 2020	—	1,794	—	3,196	50,775	1,525	12,946	62	70,298